Non-financial assets and liabilities - Additional Information (Details) - USD ($)		6 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023
Employee benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave		$ 1,200,000	$ 1,100,000
Bottom of Range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Post tax discount rates		13.80%
Expected patent expiry		9 years
Top of Range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Post tax discount rates		15.50%
Expected patent expiry		25 years
In-process research and development acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0